OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

December 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Re:	Proxy Statement for Oppenheimer International Small Company Fund

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing is transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). This filing contains preliminary proxy materials that, once definitive, are proposed to be furnished to shareholders of Oppenheimer International Small Company (the "Fund") in connection with the special meeting of the Fund’s shareholders proposed to be held February 12, 2016. Those materials include the preliminary proxy statement, ballot, and notice of meeting. The Funds expect to mail the definitive materials to shareholders on or about January 4, 2016.

The proposal, as indicated in the preliminary proxy materials, is to approve an Amended Investment Advisory Agreement for the Fund that would increase the fees payable by the Fund to the Manager.

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
225 Liberty Street, 16th Floor
New York, NY 10281-1008
212.323.4091
egizzi@ofiglobal.com

Sincerely,

/s/ Erin K. Powrie

Erin K. Powrie

Assistant Vice President &

Assistant Counsel

cc:	Valerie Lithotomos, Esq.
Kramer Levin Naftalis & Frankel LLP
KPMG LLP
Edward Gizzi, Esq.
Gloria LaFond